LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.53%
INVESTMENT COMPANIES–90.53%
Equity Funds–39.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	4,183,328	$ 37,286,001
LVIP Delaware Mid Cap Value Fund	3,063,458	111,099,383
LVIP SSGA Large Cap 100 Fund	25,693,936	293,887,244
LVIP SSGA Mid-Cap Index Fund	20,036,381	209,500,405
LVIP SSGA Nasdaq-100 Index Fund	4,463,486	34,779,479
LVIP SSGA S&P 500 Index Fund	53,307,782	1,100,379,232
LVIP SSGA Small-Cap Index Fund	8,314,345	216,937,881
LVIP T. Rowe Price Growth Stock Fund	5,956,681	210,973,730
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,902,644	110,245,745
		2,325,089,100
Fixed Income Funds–27.57%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	14,083,982	135,924,510
LVIP Delaware Bond Fund	51,226,102	592,071,286
LVIP JPMorgan High Yield Fund	14,718,853	137,694,868
LVIP PIMCO Low Duration Bond Fund	6,167,815	57,533,380
LVIP SSGA Bond Index Fund	11,761,968	115,749,528
LVIP SSGA Short-Term Bond Index Fund	1,690,696	16,399,755
LVIP Western Asset Core Bond Fund	68,531,674	571,417,095
		1,626,790,422
Global Equity Fund–1.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	10,133,676	66,426,248
		66,426,248
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,422,010	$ 56,577,909
		56,577,909
International Equity Funds–21.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,539,591	101,863,752
LVIP MFS International Growth Fund	18,643,114	291,354,581
LVIP Mondrian International Value Fund	13,785,548	170,527,234
LVIP SSGA Developed International 150 Fund	24,434,555	151,152,156
LVIP SSGA Emerging Markets 100 Fund	6,406,983	40,274,294
LVIP SSGA Emerging Markets Equity Index Fund	17,187,031	151,503,677
LVIP SSGA International Index Fund	45,024,963	359,974,582
		1,266,650,276
Total Affiliated Investments (Cost $4,954,999,747)		5,341,533,955

UNAFFILIATED INVESTMENT–6.28%
INVESTMENT COMPANY–6.28%
Money Market Fund–6.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	370,399,731	370,399,731
Total Unaffiliated Investment (Cost $370,399,731)		370,399,731

TOTAL INVESTMENTS–96.81% (Cost $5,325,399,478)	5,711,933,686
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.19%	188,190,517
NET ASSETS APPLICABLE TO 525,297,114 SHARES OUTSTANDING–100.00%	$5,900,124,203

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(874)	Australian Dollar	$(56,071,470)	$(58,762,362)	12/19/22	$2,690,892	$—
(1,965)	British Pound	(137,316,656)	(141,198,661)	12/19/22	3,882,005	—
(2,588)	Euro	(319,019,525)	(324,685,417)	12/19/22	5,665,892	—
(1,705)	Japanese Yen	(148,409,594)	(149,025,780)	12/19/22	616,186	—
(182)	Swedish Krona	(32,945,640)	(34,040,073)	12/19/22	1,094,433	—
					13,949,408	—
Equity Contracts:
(3,698)	E-mini MSCI Emerging Markets Index	(161,140,350)	(178,086,445)	12/16/22	16,946,095	—
(2,361)	E-mini Russell 2000 Index	(197,119,890)	(216,218,782)	12/16/22	19,098,892	—
(6,560)	E-mini S&P 500 Index	(1,181,292,000)	(1,307,085,092)	12/16/22	125,793,092	—
(1,780)	E-mini S&P MidCap 400 Index	(393,059,600)	(434,059,405)	12/16/22	40,999,805	—
(8,987)	Euro STOXX 50 Index	(291,975,595)	(314,074,330)	12/16/22	22,098,735	—
(1,649)	FTSE 100 Index	(127,309,142)	(135,997,222)	12/16/22	8,688,080	—
(1,779)	OMXS 30 Index	(29,335,670)	(30,818,897)	10/21/22	1,483,227	—
(493)	SPI 200 Index	(50,975,914)	(54,173,880)	12/15/22	3,197,966	—
(1,093)	TOPIX Index	(138,654,598)	(143,790,555)	12/8/22	5,135,957	—
					243,441,849	—
Total Futures Contracts					$257,391,257	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,341,533,955	$—	$—	$5,341,533,955
Unaffiliated Investment Company	370,399,731	—	—	370,399,731
Total Investments	$5,711,933,686	$—	$—	$5,711,933,686
Derivatives:
Assets:
Futures Contracts	$257,391,257	$—	$—	$257,391,257
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.53%@
Equity Funds-39.41%@
✧✧‡LVIP Channing Small Cap Value Fund	$—	$44,472,407	$2,764,189	$125,060	$(4,547,277)	$37,286,001	4,183,328	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	129,152,562	35,212,543	26,289,664	2,384,902	(29,360,960)	111,099,383	3,063,458	3,646,701	—
✧✧LVIP SSGA Large Cap 100 Fund	474,701,562	24,117,177	116,489,488	823,639	(89,265,646)	293,887,244	25,693,936	4,275,173	—
✧✧LVIP SSGA Mid-Cap Index Fund	312,013,865	34,749,388	48,432,853	7,813,018	(96,643,013)	209,500,405	20,036,381	25,926,598	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	55,258,223	5,932,187	8,180,468	(595,425)	(17,635,038)	34,779,479	4,463,486	633,800	—
✧✧LVIP SSGA S&P 500 Index Fund	1,709,441,358	121,352,634	241,841,279	132,418,290	(620,991,771)	1,100,379,232	53,307,782	112,452,054	—
✧✧LVIP SSGA Small-Cap Index Fund	389,936,194	47,564,518	103,475,339	16,097,014	(133,184,506)	216,937,881	8,314,345	26,632,143	—
✧✧LVIP T. Rowe Price Growth Stock Fund	299,479,095	138,956,476	52,162,441	(8,855,131)	(166,444,269)	210,973,730	5,956,681	40,822,675	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	99,276,788	81,674,429	27,916,500	(5,374,713)	(37,414,259)	110,245,745	4,902,644	14,801,249	—
Fixed Income Funds-27.57%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	196,668,558	3,669,686	54,249,629	(3,070,136)	(7,093,969)	135,924,510	14,083,982	—	—
✧✧LVIP Delaware Bond Fund	768,559,234	51,717,082	115,301,304	(15,488,957)	(97,414,769)	592,071,286	51,226,102	170,290	—
✧✧LVIP JPMorgan High Yield Fund	213,915,241	69,350	51,482,044	(3,326,029)	(21,481,650)	137,694,868	14,718,853	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	26,762,591	38,590,071	6,155,147	(255,273)	(1,408,862)	57,533,380	6,167,815	—	—
✧✧LVIP SSGA Bond Index Fund	158,345,542	5,058,983	26,161,611	(1,427,851)	(20,065,535)	115,749,528	11,761,968	26,551	—
✧✧LVIP SSGA Short-Term Bond Index Fund	21,261,877	848,342	4,732,620	(71,685)	(906,159)	16,399,755	1,690,696	86,457	—
✧✧LVIP Western Asset Core Bond Fund	770,682,584	44,503,040	111,345,068	(16,472,580)	(115,950,881)	571,417,095	68,531,674	—	—
Global Equity Fund-1.12%@
✧✧LVIP BlackRock Global Real Estate Fund	120,856,343	6,248,123	23,646,125	327,393	(37,359,486)	66,426,248	10,133,676	1,974,670	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	79,077,378	2,871,316	11,490,488	(1,984,288)	(11,896,009)	56,577,909	6,422,010	—	—
International Equity Funds-21.47%@
✧✧LVIP Loomis Sayles Global Growth Fund	149,117,400	31,018,693	25,241,259	(289,034)	(52,742,048)	101,863,752	9,539,591	7,219,047	—
✧✧LVIP MFS International Growth Fund	404,882,538	56,701,715	45,351,526	(5,222,611)	(119,655,535)	291,354,581	18,643,114	22,907,103	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
✧✧LVIP Mondrian International Value Fund	$235,100,422	$33,948,963	$43,291,172	$(1,404,171)	$(53,826,808)	$170,527,234	13,785,548	$1,737,999	$—
✧✧LVIP SSGA Developed International 150 Fund	225,862,430	22,307,341	48,994,211	1,483,539	(49,506,943)	151,152,156	24,434,555	6,490,160	—
✧✧LVIP SSGA Emerging Markets 100 Fund	77,804,533	7,755,072	31,935,533	2,485,618	(15,835,396)	40,274,294	6,406,983	3,040,921	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	278,527,493	19,947,403	83,979,181	(3,295,178)	(59,696,860)	151,503,677	17,187,031	2,486,192	—
✧✧LVIP SSGA International Index Fund	626,020,541	27,360,024	133,164,390	13,346,040	(173,587,633)	359,974,582	45,024,963	5,438,964	—
Total	$7,822,704,352	$886,646,963	$1,444,073,529	$110,171,451	$(2,033,915,282)	$5,341,533,955		$280,768,747	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Growth Allocation Managed Risk Fund–5